Income Taxes (Details 2) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Deferred tax assets:
Allowance for loan losses	$ 2,286	$ 2,377	$ 2,544
Deferred loan costs/fees	63	77	145
Director/officer compensation plans	76	299	536
Net unrealized loss on securities available for sale	435	0	166
Economic performance accruals	0	131	0
Other	152	177	132
Deferred tax assets	3,012	3,061	3,523
Deferred tax liabilities:
Office properties and equipment	(256)	(291)	(119)
Net unrealized gain on securities available for sale	0	(409)	0
Other	(98)	(98)	(117)
Deferred tax liabilities	(354)	(798)	(236)
Net deferred tax assets	$ 2,658	$ 2,263	$ 3,287